Guarantor and Non-Guarantor Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	$ 7,392.3	$ 7,811.2	$ 5,692.7
Cost of products sold	4,557.0	4,843.4	3,724.0
Gross Profit	2,835.3	2,967.8	1,968.7
Selling, distribution, and administrative expenses and other special project costs	1,467.6	1,646.2	1,087.9
Amortization	207.3	208.4	109.7
Impairment charges	133.2	0.0	1.2
Other operating expense (income) – net	(4.3)	(32.1)	(2.1)
Operating Income	1,031.5	1,145.3	772.0
Interest (expense) income – net	(163.1)	(171.1)	(79.9)
Other debt costs	0.0	0.0	(173.3)
Other income (expense) – net	10.0	3.7	4.2
Equity in net earnings of subsidiaries	0.0	0.0	0.0
Income Before Income Taxes	878.4	977.9	523.0
Income taxes	286.1	289.2	178.1
Net Income	592.3	688.7	344.9
Other comprehensive income (loss), net of tax	5.0	(38.6)	(58.2)
Comprehensive Income	597.3	650.1	286.7
Operating Segments [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	7,392.3	7,811.2	5,692.7
Eliminations [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	(6,133.8)	(5,253.5)	(5,111.7)
Cost of products sold	(6,129.8)	(5,257.5)	(5,115.4)
Gross Profit	(4.0)	4.0	3.7
Selling, distribution, and administrative expenses and other special project costs	0.0	0.0	0.0
Amortization	0.0	0.0	0.0
Impairment charges	0.0		0.0
Other operating expense (income) – net	0.0	0.0	0.0
Operating Income	(4.0)	4.0	3.7
Interest (expense) income – net	0.0	0.0	0.0
Other debt costs			0.0
Other income (expense) – net	0.0	63.4	0.0
Equity in net earnings of subsidiaries	(708.6)	(712.2)	(496.7)
Income Before Income Taxes	(712.6)	(644.8)	(493.0)
Income taxes	0.0	0.0	0.0
Net Income	(712.6)	(644.8)	(493.0)
Other comprehensive income (loss), net of tax	29.0	22.4	61.8
Comprehensive Income	(683.6)	(622.4)	(431.2)
The J.M. Smucker Company (Parent) [Member] | Operating Segments [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	2,968.6	3,155.3	2,998.0
Cost of products sold	2,393.1	2,468.0	2,457.8
Gross Profit	575.5	687.3	540.2
Selling, distribution, and administrative expenses and other special project costs	318.8	290.9	234.9
Amortization	10.5	4.2	4.2
Impairment charges	0.0		0.0
Other operating expense (income) – net	1.2	(25.2)	0.3
Operating Income	245.0	417.4	300.8
Interest (expense) income – net	(164.1)	(172.0)	(80.7)
Other debt costs			(173.3)
Other income (expense) – net	11.6	9.6	0.6
Equity in net earnings of subsidiaries	492.2	513.1	312.6
Income Before Income Taxes	584.7	768.1	360.0
Income taxes	(7.6)	79.4	15.1
Net Income	592.3	688.7	344.9
Other comprehensive income (loss), net of tax	5.0	(38.6)	(58.2)
Comprehensive Income	597.3	650.1	286.7
Guarantor Subsidiaries [Member] | Operating Segments [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	1,177.6	1,184.5	1,184.0
Cost of products sold	1,070.0	1,083.3	1,080.0
Gross Profit	107.6	101.2	104.0
Selling, distribution, and administrative expenses and other special project costs	40.0	40.5	53.8
Amortization	0.0	0.0	0.0
Impairment charges	0.0		0.0
Other operating expense (income) – net	1.0	1.1	(2.4)
Operating Income	66.6	59.6	52.6
Interest (expense) income – net	1.2	1.2	1.2
Other debt costs			0.0
Other income (expense) – net	2.8	1.2	0.1
Equity in net earnings of subsidiaries	147.0	138.3	131.4
Income Before Income Taxes	217.6	200.3	185.3
Income taxes	0.4	0.4	0.4
Net Income	217.2	199.9	184.9
Other comprehensive income (loss), net of tax	2.1	(1.7)	(18.5)
Comprehensive Income	219.3	198.2	166.4
Non-Guarantor Subsidiaries [Member] | Operating Segments [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	9,379.9	8,724.9	6,622.4
Cost of products sold	7,223.7	6,549.6	5,301.6
Gross Profit	2,156.2	2,175.3	1,320.8
Selling, distribution, and administrative expenses and other special project costs	1,108.8	1,314.8	799.2
Amortization	196.8	204.2	105.5
Impairment charges	133.2		1.2
Other operating expense (income) – net	(6.5)	(8.0)	0.0
Operating Income	723.9	664.3	414.9
Interest (expense) income – net	(0.2)	(0.3)	(0.4)
Other debt costs			0.0
Other income (expense) – net	(4.4)	(70.5)	3.5
Equity in net earnings of subsidiaries	69.4	60.8	52.7
Income Before Income Taxes	788.7	654.3	470.7
Income taxes	293.3	209.4	162.6
Net Income	495.4	444.9	308.1
Other comprehensive income (loss), net of tax	(31.1)	(20.7)	(43.3)
Comprehensive Income	$ 464.3	$ 424.2	$ 264.8